RELATED PARTY TRANSACTIONS (Narrative) (Details) ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
		Jan. 31, 2020 USD ($)	Mar. 31, 2021 USD ($)		Mar. 31, 2020 USD ($)		Jan. 31, 2021 USD ($)	Jan. 31, 2021 CNY (¥)	May 31, 2020 USD ($)	May 31, 2020 CNY (¥)	Jan. 31, 2020 CNY (¥)
Disclosure of transactions between related parties [line items]
General and administrative expenses			$ 21,952		$ 20,150
Due from related parties			$ 847		1,519
Interest rate			4.35%
New Pacific Metals Corp ("NUAG") [Member]
Disclosure of transactions between related parties [line items]
General and administrative expenses			$ 644		530
Due from related parties	[1]		59		94
Henan Non-ferrous [Member]
Disclosure of transactions between related parties [line items]
Due from related parties		$ 1,436	769	[2]	1,425	[2]	$ 744		$ 1,423
Interest rate		4.35%					4.35%	4.35%			4.35%
Loan term		Four Months
Henan Non-ferrous [Member] | RMB [Member]
Disclosure of transactions between related parties [line items]
Due from related parties | ¥								¥ 5,000		¥ 10,100	¥ 10,000
Whitehorse Gold Corp. ("WHG") [Member]
Disclosure of transactions between related parties [line items]
General and administrative expenses			89
Due from related parties	[3]		$ 19

[1]	The Company recovers costs for services rendered to NUAG and expenses incurred on behalf of NUAG pursuant to a services and administrative costs reallocation agreement. During the year ended March 31, 2021, the Company recovered $644 (year ended March 31, 2020 - $530), from NUAG for services rendered and expenses incurred on behalf of NUAG. The costs recovered from NUAG were recorded as a direct reduction of general and administrative expenses on the consolidated statements of income.
[2]	In January 2020, Henan Found advanced a loan of $1,436 (RMB10 million) to Henan Non-ferrous. The loan has a term of four months and bears an interest rate of 4.35% per annum. In May 2020, the loan, including accumulated interest, of $1,423 (RMB10.1 million) was repaid in full.
[3]	The Company recovers costs for services rendered to WHG and expenses incurred on behalf of WHG pursuant to a services and administrative costs reallocation agreement. During the year ended March 31, 2021, the Company recovered $89 (year ended March 31, 2020 - $nil), from WHG for services rendered and expenses incurred on behalf of WHG. The costs recovered from WHG were recorded as a direct reduction of general and administrative expenses on the consolidated statements of income.